Basis of Presentation and General Information, General Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 07, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Vessel $ / shares shares	Mar. 02, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 27, 2021 USD ($)
Basis of Presentation [Abstract]
Number of vessels owned by each subsidiary | Vessel		1
Common shares outstanding (in shares)	9,461,009	18,978,409		1,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001	$ 0.001
Number of shares of Toro common stock issued for every 10 shares of Company stock (in shares)	1
Number of shares of Company stock held to receive one share of Toro common stock (in shares)	10
$18.0 Million Term Loan Facility [Member]
Basis of Presentation [Abstract]
Face amount | $	$ 18.0	$ 18.0		$ 18.0	$ 18.0
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred stock, issued (in shares)	140,000
Preferred stock, dividend rate	1.00%	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 1,000	$ 1,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred stock, issued (in shares)	40,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001